Cover	Aug. 09, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 09, 2022
Entity Registrant Name	RUBIUS THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38586
Entity Tax Identification Number	46-2688109
Entity Address, Address Line One	399 Binney Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	679-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001709401
Trading Symbol	RUBY